Related party transactions -Transactions with other related parties (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Jan. 12, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Related party transactions
Lease rental payments made to other related parties		$ 5	$ 21	$ 43	$ 44
Gain on modification of borrowings recognised in the Capital contribution reserve			3,652	1,139	1,697
Gain on revaluation of derivative financial instruments		170,376	(5)	(105)	(3)
Settlement of all Convertibles Notes, Senior Convertible Notes and Loans from Shareholder upon consummation of the BCA		(226,373)
Movement in investment in joint venture		(99)	1,424	$ (242)	$ 1,712
Share based payment expense for the transfer of 264,533 Ordinary Shares issued to the employee share trust and granted to certain employees of Vast.		634	0
Number of shares issued	681,620			0	0	25,000,000
Parent
Related party transactions
Loan		12,500	5,023	$ 4,015	$ 1,838
Investors
Related party transactions
Loan		$ 10,000	$ 14,718	$ 9,348	$ 2,091
Employee
Related party transactions
Number of shares issued		264,533
Employee
Related party transactions
Share based payment expense for the transfer of 264,533 Ordinary Shares issued to the employee share trust and granted to certain employees of Vast.		$ 112
Number of shares issued		264,533	264,533